Schedule of Inventories Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished products	$ 552,999	$ 479,291
Products in process and raw materials	62,761	61,171
Supplies and expendable parts	128,792	116,024
Inventories, Gross	744,552	656,486
Less allowances	(143,961)	(134,862)
Total	$ 600,591	$ 521,624